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Washington, D.C.
Writer’s Direct Dial: 414-277-5817 E-Mail: Matthew.Vogel@quarles.com

November 20, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Thompson IM Funds, Inc. (the “Registrant”)

1940 Act File No. 811-4946

Preliminary Proxy Materials for Special Meeting of Shareholders of each of the Funds of the Registrant

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith for filing via EDGAR, accompanied by a Schedule 14A cover page, are preliminary copies of the Registrant’s notice of meeting, proxy statement and form of proxy relating to the Registrant’s Special Meeting of Shareholders to be held on January 30, 2020. The Special Meeting involves the approval of a new investment advisory agreement between Thompson Investment Management, Inc., the investment adviser to the Funds, and the Registrant on behalf of each Fund in connection with an anticipated change of control of Thompson Investment Management, Inc.

As legal counsel to the Registrant, we assisted in the preparation of the preliminary proxy materials. Please direct any comments or questions regarding this filing to the undersigned at 414-277-5817.

Very truly yours,

Quarles & Brady LLP

/s/ Matthew C. Vogel

Matthew C. Vogel

Enclosure